Segment Information - Schedule of Information on Products and Services (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of products and services [line items]
Net revenue	$ 23,517,064	$ 765,280	$ 27,400,035	$ 23,011,381
Percentage of total revenue	100.00%	100.00%	100.00%	100.00%
Testing [member]
Disclosure of products and services [line items]
Net revenue	$ 5,243,997		$ 5,899,600	$ 5,002,730
Percentage of total revenue	22.00%	22.00%	22.00%	22.00%
Assembly [member]
Disclosure of products and services [line items]
Net revenue	$ 6,705,898		$ 7,963,714	$ 6,001,964
Percentage of total revenue	29.00%	29.00%	29.00%	26.00%
LCDD [member]
Disclosure of products and services [line items]
Net revenue	$ 7,288,642		$ 8,211,099	$ 7,023,003
Percentage of total revenue	31.00%	31.00%	30.00%	30.00%
Bumping [member]
Disclosure of products and services [line items]
Net revenue	$ 4,278,527		$ 5,325,622	$ 4,983,684
Percentage of total revenue	18.00%	18.00%	19.00%	22.00%